Summary statement of employee benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary statement of employee benefits, depreciation and amortization for the years ended [abstract]
Salaries and employee benefits	$ 5,698,761	$ 4,403,080	$ 543,006
Key management compensation and benefits	4,289,187	5,054,035	4,395,096
Short term employee benefits	4,163,596	4,692,080	4,395,096
Post-employment and medical benefits	$ 125,591	$ 361,955